CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS	6 Months Ended
Jun. 30, 2026
Accounting judgements and estimates [Abstract]
Critical Judgements, Estimates, Assumptions and Risks	Critical Judgments, Estimates, Assumptions and
Risks

The judgments, estimates, assumptions and risks
discussed here reflect updates from the 2025 Annual
Financial Statements. For judgments, estimates,
assumptions and risks related to other areas not discussed
in these interim consolidated financial statements, please
refer to Notes 3 and 28 of the 2025 Annual Financial
Statements.
a)    Provision for Environmental Rehabilitation (“PER”)
Provisions are updated each reporting period for changes
to expected cash flows and for the effect of changes in the
discount rate and foreign exchange rates. The change in
estimate is added or deducted from the related asset and
depreciated over the expected economic life of the
operation to which it relates. In the case of closed sites,
changes in estimates and assumptions are recognized
immediately in the consolidated statements of income. For
Q2 2026, we recorded a net decrease of $35 million (Q2
2025: $108 million net decrease) to the PER at our
minesites and for YTD 2026, a net decrease of $79 million
(YTD 2025: $82 million net decrease) primarily due to
spending incurred during the year and an increase in the
discount rate, partially offset by accretion.
Adjustments to the estimated amount and timing of
future closure and rehabilitation cash flows are a normal
occurrence in light of the significant judgments and
estimates involved. Rehabilitation provisions are adjusted
as a result of changes in estimates and assumptions and
are accounted for prospectively. In Q4 of each year, our life of mine plans are updated and that typically results in an
update to the rehabilitation provision.
b)    Contingencies
Contingencies can be either possible assets or possible
liabilities arising from past events which, by their nature, will be resolved only when one or more future events, not
wholly within our control, occur or fail to occur. The
assessment of such contingencies inherently involves the
exercise of significant judgment and estimates of the
outcome of future events. Refer to Note 17 for further
details on contingencies.